Taxation - Additional Information (Details) ¥ in Thousands, $ in Millions	12 Months Ended				36 Months Ended	72 Months Ended
	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025
Income Tax Disclosure [Line Items]
Value added tax rate	6.00%	6.00%	6.00%
Income tax rate percentage	25.00%	25.00%	25.00%
Effect of different tax rates available to different jurisdictions	22.80%	2.00%	(0.70%)
Deferred tax liability					¥ 0
Unrecognized tax benefits		¥ 0			0
Inland Revenue, Singapore (IRAS) [Member] | Four Years From Two Thousand And Eight [Member]
Income Tax Disclosure [Line Items]
Period for which under paid taxes may be recovered	4 years
Software Enterprise [Member]
Income Tax Disclosure [Line Items]
Income tax rate percentage			12.50%
Reduction in tax rate for stated period following the exemption period	50.00%		50.00%
High And New Technology Enterprise [Member]
Income Tax Disclosure [Line Items]
Income tax rate percentage	15.00%	15.00%
Preferential tax rate	15.00%
Key National Software Enterprise [Member]
Income Tax Disclosure [Line Items]
Income tax rate percentage				10.00%
Encouraged Industrial Enterprises [Member]
Income Tax Disclosure [Line Items]
Preferential tax rate	15.00%
HONG KONG
Income Tax Disclosure [Line Items]
Income tax rate percentage	16.50%
Taxable income | $	$ 2
Minimum ownership percentage to be held by foreign investors	25.00%
HONG KONG | Taxable income below threshold amount
Income Tax Disclosure [Line Items]
Income tax rate percentage	8.25%
HONG KONG | Taxable income over threshold amount
Income Tax Disclosure [Line Items]
Income tax rate percentage	16.50%
CHINA
Income Tax Disclosure [Line Items]
Income tax rate percentage	25.00%
Percentage of research and development expenses entitled to claim by enterprise	100.00%	75.00%
PRC withholding tax rate	10.00%
Undistributed earnings of subsidiaries		¥ 2,858,529			2,530,069
Net tax operating losses from PRC subsidiaries					¥ 1,418,278
CHINA | Software Enterprise [Member]
Income Tax Disclosure [Line Items]
Exemption period for income tax	2 years
CHINA | High And New Technology Enterprise [Member]
Income Tax Disclosure [Line Items]
Exemption period for income tax	3 years
Preferential tax rate	15.00%				15.00%
CHINA | VIEs
Income Tax Disclosure [Line Items]
Income tax rate percentage	25.00%
CHINA | Key National Software Enterprise [Member]
Income Tax Disclosure [Line Items]
Income tax rate percentage	10.00%
CHINA | Encouraged Industrial Enterprises [Member]
Income Tax Disclosure [Line Items]
Preferential tax rate						15.00%
SINGAPORE
Income Tax Disclosure [Line Items]
Effect of different tax rates available to different jurisdictions	17.00%	17.00%	17.00%
Accumulated operating loss carryforwards not subject to expiration					¥ 919,443
Inland Revenue, Hong Kong [Member]
Income Tax Disclosure [Line Items]
PRC withholding tax rate	5.00%
CAYMAN ISLANDS
Income Tax Disclosure [Line Items]
Effect of different tax rates available to different jurisdictions	0.00%	0.00%	0.00%